Janus Henderson Global Sustainable Equity Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares	Value
Common Stocks – 98.3%
Auto Components – 1.0%
Aptiv PLC*	5,268	$370,973
Banks – 1.1%
HDFC Bank Ltd (ADR)	6,225	400,454
Biotechnology – 1.0%
Vertex Pharmaceuticals Inc*	722	338,416
Building Products – 1.4%
Advanced Drainage Systems Inc	3,040	487,586
Capital Markets – 1.0%
S&P Global Inc	774	345,204
Diversified Financial Services – 3.4%
Mastercard Inc - Class A	1,773	782,177
Walker & Dunlop Inc	4,306	422,849
		1,205,026
Electric Utilities – 1.7%
SSE PLC	26,617	600,236
Electrical Equipment – 9.6%
Legrand SA	6,844	681,932
NEXTracker Inc - Class A*	7,884	369,602
nVent Electric PLC	8,381	642,069
Prysmian SpA	9,460	582,739
Schneider Electric SE	4,778	1,139,890
		3,416,232
Electronic Equipment, Instruments & Components – 5.9%
Keyence Corp	1,000	441,230
Keysight Technologies Inc*	2,996	409,703
Murata Manufacturing Co Ltd	25,200	523,139
TE Connectivity Ltd	4,661	701,154
		2,075,226
Entertainment – 1.4%
Nintendo Co Ltd	9,000	480,938
Food Products – 0.3%
McCormick & Co Inc/MD	1,489	105,630
Health Care Equipment & Supplies – 0.1%
Nanosonics Ltd*	26,007	51,606
Health Care Providers & Services – 6.7%
Encompass Health Corp	8,804	755,295
Humana Inc	2,170	810,820
McKesson Corp	1,388	810,648
		2,376,763
Independent Power and Renewable Electricity Producers – 2.3%
Boralex Inc - Class A	21,903	536,567
Innergex Renewable Energy Inc	39,568	295,914
		832,481
Industrial Real Estate Investment Trusts (REITs) – 0.9%
Prologis Inc	2,683	301,328
Information Technology Services – 1.2%
CGI Inc*	4,226	421,858
Insurance – 10.6%
AIA Group Ltd	84,200	570,974
Arthur J Gallagher & Co	2,364	613,009
Intact Financial Corp	4,940	823,429
Marsh & McLennan Cos Inc	3,679	775,239
Progressive Corp/The	4,601	955,674
		3,738,325
Leisure Products – 1.2%
Shimano Inc	2,800	433,907
Life Sciences Tools & Services – 2.7%
ICON PLC*	3,077	964,547
Machinery – 9.0%
Knorr-Bremse AG	8,315	634,891
Wabtec Corp	9,041	1,428,930
Xylem Inc/NY	8,368	1,134,952
		3,198,773
Professional Services – 1.9%
Wolters Kluwer NV	4,024	665,119

	Shares	Value
Common Stocks – (continued)
Road & Rail – 2.0%
Uber Technologies Inc*	9,752	$708,775
Semiconductor & Semiconductor Equipment – 16.0%
ASML Holding NV	951	981,008
Infineon Technologies AG	11,102	407,800
Lam Research Corp	807	859,334
NVIDIA Corp	21,670	2,677,112
Texas Instruments Inc	3,787	736,685
		5,661,939
Software – 10.2%
Autodesk Inc*	1,749	432,790
Cadence Design Systems Inc*	2,022	622,271
Microsoft Corp	5,714	2,553,872
		3,608,933
Specialized Real Estate Investment Trusts (REITs) – 1.5%
Crown Castle International Corp	1,322	129,159
Equinix Inc	511	386,623
		515,782
Specialty Retail – 1.0%
Home Depot Inc	1,024	352,502
Trading Companies & Distributors – 1.2%
Core & Main Inc - Class A*	8,816	431,455
Wireless Telecommunication Services – 2.0%
T-Mobile US Inc	4,089	720,400
Total Common Stocks (cost $25,183,935)		34,810,414
Investment Companies – 1.8%
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $645,091)	644,966	645,095
Total Investments (total cost $25,829,026) – 100.1%		35,455,509
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(42,896)
Net Assets – 100%		$35,412,613

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$23,817,331	67.2%
Canada	2,077,768	5.9
Japan	1,879,214	5.3
France	1,821,822	5.1
Netherlands	1,646,127	4.6
Germany	1,042,691	2.9
Ireland	964,547	2.7
United Kingdom	600,236	1.7
Italy	582,739	1.7
Hong Kong	570,974	1.6
India	400,454	1.1
Australia	51,606	0.2
Total	$35,455,509	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$695,021	$4,396,480	$(4,446,337)	$15	$(84)	$645,095	644,966	$26,471

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Electric Utilities	$-	$600,236	$-
Electrical Equipment	1,011,671	2,404,561	-
Electronic Equipment, Instruments & Components	1,110,857	964,369	-
Entertainment	-	480,938	-
Health Care Equipment & Supplies	-	51,606	-
Insurance	3,167,351	570,974	-
Leisure Products	-	433,907	-
Machinery	2,563,882	634,891	-
Professional Services	-	665,119	-
Semiconductor & Semiconductor Equipment	4,273,131	1,388,808	-
All Other	14,488,113	-	-
Investment Companies	-	645,095	-
Total Assets	$26,615,005	$8,840,504	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70235 08-24